INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Inventory [Line Items]
Raw materials	$ 1,974	$ 2,284
Work in process	212	24
Finished goods	2,230	2,389
Total inventory	$ 4,416	$ 4,697